KELMOORE STRATEGIC TRUST
              2471 E. Bayshore Road, Suite 501
                Palo Alto, California  94303


                      December 27, 2000

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549-1004

Re:       Kelmoore Strategic Trust
          1933 Act Registration No. 333-69365
          1940 Act Registration No. 811-09165

Ladies and Gentlemen:

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Kelmoore Strategic Trust (the "Trust") certifies that:

a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on December 26, 2000.

Very truly yours,

Kelmoore Strategic Trust


By:  Matthew Kelmon
Its:   President